Cover	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 1, 2021, Alfi, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Report") to report under Item 4.01 of Form 8-K, among other things, the resignation of Friedman LLP ("Friedman") as the Company's independent registered public accounting firm, effective as of October 29, 2021. The Original Report also disclosed additional matters under Item 4.01 with respect to Slack and Company CPAs, LLC, which disclosure is not being amended by this Amendment No. 1 to Current Report on Form 8-K/A (this "Amendment No. 1") and under Items 5.02, 8.01 and 9.01. This Amendment No. 1 is being filed by the Company solely to amend the Original Report to include certain disclosures required under Item 4.01 of Form 8-K relating to the resignation of Friedman and to provide as Exhibit 16.1 a copy of Friedman's letter to the Securities and Exchange Commission stating whether it agrees with the statements made by the Company herein. This Amendment No. 1 amends and restates Items 4.01 and 9.01 of the Original Report in their entirety and otherwise does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Document Period End Date	Aug. 12, 2021
Entity File Number	001-40294
Entity Registrant Name	Alfi, Inc.
Entity Central Index Key	0001833908
Entity Tax Identification Number	30-1107078
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	429 Lenox Avenue
Entity Address, Address Line Two	Suite 547
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	395-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALF
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $4.57
Trading Symbol	ALFIW
Security Exchange Name	NASDAQ